Document and Entity Information	Jun. 01, 2021
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001786352
Document Type	8-K/A
Document Period End Date	Jun. 01, 2021
Entity Registrant Name	Bill.com Holdings, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39149
Entity Tax Identification Number	83-2661725
Entity Address, Address Line One	1800 Embarcadero Road
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94303
City Area Code	(650)
Local Phone Number	621-7700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.00001
Trading Symbol	BILL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	On June 1, 2021, Bill.com Holdings, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Filing”), to report that it had completed its acquisition of DivvyPay, Inc. (“DivvyPay”) pursuant to the Agreement and Plan of Merger, dated as of May 6, 2021 (the “Merger Agreement”), by and between the Company and DivvyPay. Pursuant to the Merger Agreement, DivvyPay merged with and into the Company (the “Merger”), with the Company continuing as the surviving corporation in the Merger. This Current Report on Form 8-K/A amends the Filing to include the financial statements of DivvyPay and the pro forma financial information required by Item 9.01 Form 8-K. The pro forma financial information included in this Current Report on Form 8-K/A has been presented for informational purposes only, as required by Form 8-K. It does not purport to represent the actual results of operations that the Company and DivvyPay would have achieved had the companies been combined during the periods presented in the pro forma financial information and is not intended to project the future results of operations that the combined company may achieve after completion of the Merger. Except as described above, all other information in the Filing remains unchanged.